Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2015	2014
Reinsurance receivable	$530,213	$529,921
Future policy benefits	1,724,797	1,812,077

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2015	2014	2013
Premium income, net of related party premiums ceded of $15,731, $13,901, and $(30,114)	$68,722	$71,453	$137,785
Life and other policy benefits, net of reinsurance recoveries of $6,494, $4,594, and $(536)	193,215	209,102	216,809
Decrease in future policy benefits	(52,842)	(46,915)	(2,556)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2015	2014	2013
Provides corporate support service	The Canada Life Assurance Company (“CLAC”) (1), Great-West Life Assurance Company (“Great-West Life”) (1), MAM Holding Inc. (1), and Putnam (2)	$(4,115)	$(2,055)	$(1,971)	General insurance expense
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (1), and Putnam (2)	12,609	4,053	2,556	General insurance expense
Provides investment advisory and administrative services to U.S. branches of Lifeco insurance subsidiaries	CLAC (1) and Great-West Life (1)	1,710	1,803	2,586	Net investment income
Provides investment advisory and administrative services to Canadian subsidiaries of Lifeco	CLAC (1), Great-West Life (1), and London Life Financial Corporation (“London Life”) (1)	3,882	3,912	4,487	Fee income
Provides record-keeping services	CLAC (1) and Putnam (2)	377	13,956	10,625	Fee income
Provides U.S. tax services	London Life (1), LRG (US) Inc. (1), Putnam (2), Thomas H. Lee Partners L.P. (1), and CLAC (1)	(533)	(402)	(361)	General insurance expense
Provides shareholder services	Putnam (2)	5,531	—	—	Fee income
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	13,563	7,506	—	Other revenue
		—	—	8,114	Fee income
Received internally developed internal use software	Putnam (2)	2,226	1,008	—	Other assets

(1) An indirect wholly-owned subsidiary of Lifeco
(2) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014
GWL&A Financial	On account	On demand	$38,864	$32,572
Lifeco U.S.	On account	On demand	11,783	13,369
Putnam	On account	On demand	9,547	—
Other related party receivables	On account	On demand	2,402	1,252
Total			$62,596	$47,193

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014
GWL&A Financial (1)	Surplus note	November 2034	$194,474	$194,446
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2016	4,701	4,701
Putnam	On account	On demand	—	7,257
CLAC	On account	On demand	4,021	3,986
Great-West Life	On account	On demand	1,936	1,739
London Life	On account	On demand	1,778	1,737
Total			$540,310	$547,266

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,474 and $194,446 at December 31, 2015, and 2014, respectively.  The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November.  The note matures on November 14, 2034.
(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400.  The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears each May and November until May 16, 2016.  After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”).  The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016.  The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law.  Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2015, 2014, and 2013. Included in other liabilities on the consolidated balance sheets at December 31, 2015, and 2014 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,176,680 and renews annually until it expires on July 3, 2027.  The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2015, and 2014 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $520,753 and $522,180 of funds withheld assets as of December 31, 2015, and 2014, respectively.  CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,165, $21,295, and $20,876, is included in net investment income for the years ended December 31, 2015, 2014, and 2013, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts.  Additionally, effective May 1, 2015, Great-West Funds, Inc. entered into an Administrative Services Agreement with the Company. Pursuant to the Administrative Services Agreement, the Company provides recordkeeping and administrative services to shareholders and account owners, and receives from certain share classes of the fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Included in fee income on the consolidated statements of income are $138,936, $126,726, and $107,854 of advisory, management, and trustee fee income from these affiliated entities for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2015, 2014, and 2013, these purchases totaled $146,547, $132,961, and $198,107, respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $309,108 and $343,471 at December 31, 2015, and 2014, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded the following on January 1, 2013, in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders’ income	4,781

Provision for policyholders’ share of earnings on participating business	4,781
Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios.  As a result of that review, on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821.  As a result of the transaction, the Company recognized realized investment loss of $1,041.